                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ________
 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  7101 W. 78th Street
          Suite 201
          Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew S. Wyatt
Title:    Chief Executive Officer
Phone:    (952) 229-8101

Signature, Place, and Date of Signing:

/s/ Andrew S. Wyatt       Minneapolis, Minnesota       May 14, 2009
--------------------      -----------------------      ---------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number           Name
    --------------------           ------------------------

    28-01190                       Frank Russell Company

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total:  $124,863
                                            (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                            VOTING AUTHORITY
                                                          VALUE                    OTHER   -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x1000)  SHARES INV DISC   MGR     SOLE  SHARED NONE
-----------------------------  --------------  --------- -------  ------ --------  ------  ------ ------ -----
ABB LTD                        SPONSORED ADR   000375204     703   50442 SOLE       NONE    23243        27199
ABB LTD                        SPONSORED ADR   000375204    2206  158238 DEFINED    NONE   158238
ABBOTT LABS                    COM             002824100    1329   27852 SOLE       NONE     8210        19642
ABBOTT LABS                    COM             002824100    2563   53739 DEFINED    NONE    53739
ADOBE SYS INC                  COM             00724F101     848   39630 SOLE       NONE    11650        27980
ADOBE SYS INC                  COM             00724F101    1628   76126 DEFINED    NONE    76126
APPLE INC                      COM             037833100    2151   20462 SOLE       NONE     5980        14482
APPLE INC                      COM             037833100    4091   38915 DEFINED    NONE    38915
ATS MED INC                    COM             002083103      25   10000 SOLE       NONE                 10000
BROADCOM CORP                  CL A            111320107     627   31400 SOLE       NONE     9171        22229
BROADCOM CORP                  CL A            111320107    1202   60163 DEFINED    NONE    60163
CELGENE CORP                   COM             151020104    1455   32778 SOLE       NONE     9644        23134
CELGENE CORP                   COM             151020104    2807   63214 DEFINED    NONE    63214
CHURCH & DWIGHT INC.           COM             171340102     377    7215 SOLE       NONE     2114         5101
CHURCH & DWIGHT INC.           COM             171340102     728   13935 DEFINED    NONE    13935
COCA COLA CO                   COM             191216100     734   16697 SOLE       NONE     4927        11770
COCA COLA CO                   COM             191216100    1405   31970 DEFINED    NONE    31970
COLGATE PALMOLIVE C.           COM             194162103     776   13165 SOLE       NONE     3828         9337
COLGATE PALMOLIVE CO           COM             194162103    1479   25079 DEFINED    NONE    25079
CORNING, INC                   COM             219350105    1247   93968 SOLE       NONE    27637        66331
CORNING, INC                   COM             219350105    2405  181216 DEFINED    NONE   181216
DEERE & CO                     COM             244199105     722   21971 SOLE       NONE     6484        15487
DEERE & CO                     COM             244199105    1391   42332 DEFINED    NONE    42332
DISNEY WALT CO                 COM DISNEY      254687106     383   21090 SOLE       NONE     6186        14904
DISNEY WALT CO                 COM DISNEY      254687106     746   41103 DEFINED    NONE    41103
ENDURANCE SPECIALTY HLDGS LT   SHS             G30397106     553   22159 DEFINED    NONE    22159
EXXON MOBIL CORP               COM             30231G102     928   13625 SOLE       NONE     3699         9926
EXXON MOBIL CORP               COM             30231G102    1698   24938 DEFINED    NONE    24938
FIRST SOLAR INC                COM             336433107     693    5219 SOLE       NONE     1531         3688
FIRST SOLAR INC                COM             336433107    1332   10038 DEFINED    NONE    10038
FLUOR CORP NEW                 COM             343412102     625   18100 SOLE       NONE     5299        12801
FLUOR CORP NEW                 COM             343412102    1195   34587 DEFINED    NONE    34587
FPL GROUP INC                  COM             302571104     704   13868 SOLE       NONE     4058         9810
FPL GROUP INC                  COM             302571104    1339   26387 DEFINED    NONE    26387
GILEAD SCIENCES INC.           COM             375558103    1238   26721 SOLE       NONE     7807        18914

                                                                                            VOTING AUTHORITY
                                                          VALUE                    OTHER   -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x1000)  SHARES INV DISC   MGR     SOLE  SHARED NONE
-----------------------------  --------------  --------- -------  ------ --------  ------  ------ ------ -----
GILEAD SCIENCES INC.           COM             375558103    2386   51520 DEFINED    NONE    51520
GOLDMAN SACHS GROUP INC        COM             38141G104    1607   15158 SOLE       NONE     4486        10672
GOLDMAN SACHS GROUP INC        COM             38141G104    3096   29198 DEFINED    NONE    29198
GOOGLE, INC                    CL A            38259P508    1665    4783 SOLE       NONE     1402         3381
GOOGLE, INC                    CL A            38259P508    3217    9243 DEFINED    NONE     9243
GUESS INC                      COM             401617105     867   41109 SOLE       NONE    12103        29006
GUESS INC                      COM             401617105    1677   79564 DEFINED    NONE    79564
HESS CORP                      COM             42809H107     788   14535 SOLE       NONE     4248        10287
HESS CORP                      COM             42809H107    1508   27827 DEFINED    NONE    27827
HEWLETT PACKARD CO             COM             428236103    2282   71183 SOLE       NONE    20894        50289
HEWLETT PACKARD CO             COM             428236103    4387  136839 DEFINED    NONE   136839
INTERCONTINENTALEXCHANGE INC   COM             45865V100     915   12291 SOLE       NONE     3518         8773
INTERCONTINENTALEXCHANGE INC   COM             45865V100    1784   23958 DEFINED    NONE    23958
KOHLS CORP                     COM             500255104     762   18000 SOLE       NONE     5260        12740
KOHLS CORP                     COM             500255104    1464   34605 DEFINED    NONE    34605
KROGER CO                      COM             501044101     234   11031 SOLE       NONE     3152         7879
KROGER CO                      COM             501044101     446   21031 DEFINED    NONE    21031
LOWES COS INC                  COM             548661107     624   34199 SOLE       NONE     9865        24334
LOWES COS INC                  COM             548661107    1203   65897 DEFINED    NONE    65897
MASTERCARD INC                 CL A            57636Q104    1108    6613 SOLE       NONE     1942         4671
MASTERCARD INC                 CL A            57636Q104    2121   12667 DEFINED    NONE    12667
MEDTRONIC INC                  COM             585055106     735   24948 SOLE       NONE     7115        17833
MEDTRONIC INC                  COM             585055106    1363   46243 DEFINED    NONE    46243
MONSANTO CO NEW                COM             61166W101    1120   13483 SOLE       NONE     3905         9578
MONSANTO CO NEW                COM             61166W101    2141   25765 DEFINED    NONE    25765
NATIONAL OILWELL VARCO INC     COM             637071101     321   11166 SOLE       NONE     3259         7907
NATIONAL OILWELL VARCO INC     COM             637071101     614   21385 DEFINED    NONE    21385
NIKE INC                       CL B            654106103     802   17101 SOLE       NONE     5014        12087
NIKE INC                       CL B            654106103    1546   32975 DEFINED    NONE    32975
ORACLE CORP                    COM             68389X105    1836  101617 SOLE       NONE    29782        71835
ORACLE CORP                    COM             68389X105    3510  194272 DEFINED    NONE   194272
PETROHAWK ENERGY CORP          COM             716495106     979   50910 SOLE       NONE    14949        35961
PETROHAWK ENERGY CORP          COM             716495106    1874   97432 DEFINED    NONE    97432
QUALCOMM INC                   COM             747525103    2057   52876 SOLE       NONE    15587        37289
QUALCOMM INC                   COM             747525103    3952  101577 DEFINED    NONE   101577
SCHLUMBERGER LTD               COM             806857108     462   11381 SOLE       NONE     5352         6029
SCHLUMBERGER LTD               COM             806857108    1428   35145 DEFINED    NONE    35145
SPX CORP                       COM             784635104     409    8694 SOLE       NONE                  8694
TARGET CORP                    COM             87612E106    1575   45794 SOLE       NONE    13486        32308
TARGET CORP                    COM             87612E106    3040   88408 DEFINED    NONE    88408

                                                                                            VOTING AUTHORITY
                                                          VALUE                    OTHER   -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x1000)  SHARES INV DISC   MGR     SOLE  SHARED NONE
-----------------------------  --------------  --------- -------  ------ --------  ------  ------ ------ -----
TEVA PHARMACEUTICAL INS LTD    ADR             881624209    1493   33150 SOLE       NONE     9584        23566
TEVA PHARMACEUTICAL INS LTD    ADR             881624209    2839   63012 DEFINED    NONE    63012
UNION PAC CORP                 COM             907818108    1307   31798 SOLE       NONE     9365        22433
UNION PAC CORP                 COM             907818108    2505   60946 DEFINED    NONE    60946
VANGUARD INDEX FDS             STK MRK ETF     922908769     277    7000 SOLE       NONE                  7000
WAL MART STORES INC            COM             931142103     525   10086 SOLE       NONE     2840         7246
WAL MART STORES INC            COM             931142103     975   18716 DEFINED    NONE    18716
WELLS FARGO & CO NEW           COM             949746101     595   41816 SOLE       NONE    11444        30372
WELLS FARGO & CO NEW           COM             949746101    1057   74242 DEFINED    NONE    74242
WESTERN UN CO                  COM             959802109    1712  136169 SOLE       NONE    39916        96253
WESTERN UN CO                  COM             959802109    3314  263621 DEFINED    NONE   263621
XATA CORP                      COM NEW         983882309      26   12017 SOLE       NONE                 12017